Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party and Party-in-Interest Transactions
Note 5.	Related-Party and Party-in-Interest Transactions
Certain plan investments are managed by Principal. Principal is the trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest
transactions.
During 2025, the Plan purchased 5,466 shares of the Company’s stock totaling $66,595, and sold 15,159 shares of the Company’s stock totaling $151,827.